Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

10. Leases

Leases consisted of the following:

	December 31,
	2021	2020

	(in US$’000)
Right‑of‑use assets
Offices (note)	10,605	6,789
Factories	702	945
Warehouse	281	197
Others	291	85
Total right‑of‑use assets	11,879	8,016
Lease liabilities—current	4,917	2,785
Lease liabilities—non‑current	7,161	6,064
Total lease liabilities	12,078	8,849

Note: Includes US$1.4 million right-of-use asset for corporate offices in Hong Kong that is leased through May 2024 in which the contract has a termination option with 1-month advance notice. The termination option was not recognized as part of the right-of-use asset and lease liability as it is uncertain that the Group will exercise such option.

Lease activities are summarized as follows:

	Year Ended December 31,
	2021	2020

	(in US$’000)
Lease expenses:
Short‑term leases with lease terms equal or less than 12 months	106	323
Leases with lease terms greater than 12 months	4,306	3,400
	4,412	3,723
Cash paid on lease liabilities	4,954	3,340
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	7,665	3,098
Non-cash: Lease liabilities changed in relation to modifications and terminations	(33)	2,259

Lease contracts are typically within a period of 1 to 8 years. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2021 was 3.38 years and 3.33% respectively. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2020 was 3.72 years and 3.87% respectively.

Future lease payments are as follows:

December 31,
2021
(in US$’000)
Lease payments:
Not later than 1 year	5,216
Between 1 to 2 years	3,376
Between 2 to 3 years	1,882
Between 3 to 4 years	679
Between 4 to 5 years	680
Later than 5 years	795
Total lease payments	12,628
Less: Discount factor	(550)
Total lease liabilities	12,078